TAXATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 26, 2012	Apr. 30, 2009	Apr. 14, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Unrecognized Tax benefits					$ 78,933	$ 70,296	$ 50,983	$ 24,756
Unrecognized tax benefit that would impact the effective tax rate					67,346	61,770
Income tax expenses for interest and penalties					15,270	15,020	$ 17,808
Accrued Interest and penalties related to unrecognized tax benefits					54,510	42,441
Net Operating loss carry forwards					1,325
Deferred Tax Liabilities					28,716	28,716
Deferred Tax Liabilities					29,297	33,508
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries					309,641
Temporary differences related to investment in subsidiaries					57,413	62,224
Accrued Expenses And Other Liabilities [Member]
Income Tax [Line Items]
Unrecognized Tax benefits					121,856	104,211
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Income Tax [Line Items]
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries					0	475,620
Temporary differences related to investment in subsidiaries					$ 30,964	$ 47,562
Hong Kong [Member]
Income Tax [Line Items]
Preferential tax rate					16.50%
Tax years open to examination					tax years 2010 through 2015
CHINA
Income Tax [Line Items]
Tax years open to examination					tax years 2011 through 2015
United States [Member]
Income Tax [Line Items]
Tax years open to examination					tax years 2013 through 2015
Latest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date					2021
Earliest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date					2017
Maximum [Member] | Hong Kong [Member]
Income Tax [Line Items]
Examination period of the company's tax filings					6 years
Maximum [Member] | CHINA
Income Tax [Line Items]
Examination period of the company's tax filings					5 years
Maximum [Member] | United States [Member]
Income Tax [Line Items]
Examination period of the company's tax filings					3 years
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Transitional enterprise income tax rate					25.00%
Statutory Tax Rate			15.00%
Reduced enterprise income tax rate		15.00%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2013 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate	12.50%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2014 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate	12.50%
SouFun Shenzhen and SouFun Shanghai [Member]
Income Tax [Line Items]
Applicable enterprise income tax rate								25.00%
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member]
Income Tax [Line Items]
Preferential tax rate					15.00%				15.00%
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member] | Subsequent Event [Member]
Income Tax [Line Items]
Preferential tax rate				15.00%
Naning Xuyin [Member]
Income Tax [Line Items]
Number Of Shares Transferred					30,595,859